Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class A Common Stock [Member]
Common stock, shares authorized	214,000,000	214,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	47,481,864	47,463,978
Common stock, shares outstanding	47,481,864	47,463,978
Class B Common stock [Member]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	7,405,956	7,405,956
Common stock, shares outstanding	7,405,956	7,405,956